Prudential Investment Portfolios 2
655 Broad Street

Newark, New Jersey 07102

January 26, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: 497(j) Filing for Prudential Investment Portfolios 2
Prudential QMA Emerging Markets Equity Fund
Prudential QMA International Developed Markets Index Fund

Registration numbers 333-215689 and 811-09999

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on January 26, 2018.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary